Consolidated Statements of Changes in Stockholders’ Equity - USD ($)		Series A Convertible Preferred Shares	Class A Ordinary Shares		Class A	Class B Ordinary Shares		Additional Paid in Capital		Accumulated Deficit	Accumulated Other Comprehensive (Loss) Income	Non- Controlling Interest	Total
Balance at Dec. 31, 2019			$ 314	[1]		$ 395	[1]	$ 7,605,034	[1]	$ (376,903)	$ (37,955)		$ 7,190,885
Balance (in Shares) at Dec. 31, 2019	[1]		3,140,388			3,949,993
Effect of reverse recapitalization, net of costs			$ 336	[1],[2]		$ 580	[1],[2]	(2,242,234)	[1],[2]				(2,241,318)	[2]
Effect of reverse recapitalization, net of costs (in Shares)			3,357,574	[1],[2]		5,801,221	[1],[2]
Conversion of rights to ordinary shares upon the reverse recapitalization			$ 115	[1]				(115)	[1]
Conversion of rights to ordinary shares upon the reverse recapitalization (in Shares)			1,150,000	[1]
Shares issued to prior D&O			$ 30	[1]				59,970	[1]				60,000
Shares issued to prior D&O (in Shares)			300,000	[1]
Shares issued in connection with August 2020 PIPE, net of costs			$ 165	[1]				2,530,536	[1]				2,530,701
Shares issued in connection with August 2020 PIPE, net of costs (in Shares)			1,650,000	[1]
Shares issued as a result of post-merger consideration adjustment			$ 3	[1]		$ 9	[1]	(12)	[1]
Shares issued as a result of post-merger consideration adjustment (in Shares)			29,591	[1]		91,882	[1]
2020 incentive shares granted and unissued								3,656,800	[1]				3,656,800
Detachable warrants issued in connection with December 2020 Convertible Debenture, net of costs								454,089	[1]				454,089
Beneficial conversion feature in connection with December 2020 Convertible Debenture								205,693	[1]				205,693
Net income (loss)										(2,575,459)			(2,575,459)
Other comprehensive income (loss)											20,487		20,487
Balance at Dec. 31, 2020			$ 963	[1]		$ 984	[1]	12,269,761	[1]	(2,952,362)	(17,468)		9,301,878
Balance (in Shares) at Dec. 31, 2020	[1]		9,627,553			9,843,096
Issuance of January 2021 Call Options for service								1,909,000	[1]				1,909,000
Conversion of Debenture into ordinary shares			$ 89	[1]				1,611,511	[1]				1,611,600
Conversion of Debenture into ordinary shares (in Shares)			889,667	[1]
Exercise of December 2020 Warrants			$ 1,420	[1]				27,398,580	[1]				27,400,000
Exercise of December 2020 Warrants (in Shares)			14,200,000	[1]
Exercise of August 2020 PIPE Warrants			$ 77	[1]				1,541,588	[1]				1,541,665
Exercise of August 2020 PIPE Warrants (in Shares)			770,833	[1]	770,833
Issuance of ordinary shares in connection with 2020 Share Incentive Plan			$ 148	[1]				(148)	[1]
Issuance of ordinary shares in connection with 2020 Share Incentive Plan (in Shares)			1,486,504	[1]
Issuance of ordinary shares to Yun Tian			$ 36	[1]				777,935	[1]				777,971
Issuance of ordinary shares to Yun Tian (in Shares)			353,623	[1]
Exercise of January 2021 Call Options			$ 200	[1]				3,999,800	[1]				4,000,000
Exercise of January 2021 Call Options (in Shares)			2,000,000	[1]
Issuance of Series A Convertible Preferred Shares and detachable February 2021 Warrants, net of costs		$ 4,231,453						2,067,547	[1]				6,299,000
Issuance of Series A Convertible Preferred Shares and detachable February 2021 Warrants, net of costs (in Shares)		7,000
Beneficial conversion feature (“BCF”) of Series A Convertible Preferred Shares		$ (1,562,905)						1,562,905	[1]
Deemed dividend on Series A Convertible Preferred Shares in connection with BCF		1,562,905					[1]	(1,562,905)	[1]
Accrued dividends on Series A Convertible Preferred Shares								(195,000)	[1]				(195,000)
Conversion of Series A Convertible Preferred Shares and accrued dividends		$ (302,247)	$ 35	[1]				302,212	[1]
Conversion of Series A Convertible Preferred Shares and accrued dividends (in Shares)		(500)	349,789	[1]
Issuance of Series B Convertible Preferred Shares and detachable December 2021 Warrants, net of costs								942,448	[1]				942,448
BCF of Series B Convertible Preferred Shares								1,613,080	[1]				1,613,080
Deemed dividend on Series B Convertible Preferred Shares in connection with BCF and accretion of discounts								(36,299)	[1]				(36,299)
Accrued dividends on Series B Convertible Preferred Shares								(16,000)	[1]				(16,000)
Acquisition of noncontrolling interest								(128,804)	[1]			88,804	(40,000)
Net income (loss)										22,782		(849,479)	(826,697)
Other comprehensive income (loss)											(40,064)		(40,064)
Balance at Dec. 31, 2021		$ 3,929,206	$ 2,968	[1]		$ 984	[1]	54,057,211	[1]	(2,929,580)	(57,532)	(760,675)	54,242,582
Balance (in Shares) at Dec. 31, 2021		6,500	29,677,969	[1]		9,843,096	[1]
Conversion of Series A Convertible Preferred Shares and accrued dividends		$ (3,929,206)	$ 828					4,123,378	[1]				195,000
Conversion of Series A Convertible Preferred Shares and accrued dividends (in Shares)		(6,500)	8,280,270	[1]
Effect of early adoption of ASU 2020-06								(1,590,676)	[1]				(1,590,676)
Deemed dividend on Series B Convertible Preferred Shares in connection with accretion of discounts								(187,353)	[1]				(187,353)
Conversion of Series B Convertible Preferred Shares and accrued dividends			$ 516	[1]				3,016,284	[1]				3,016,800
Conversion of Series B Convertible Preferred Shares and accrued dividends (in Shares)			5,158,472	[1]
Issuance of ordinary shares to nonemployees in connection with 2020 Share Incentive Plan			$ 245	[1]				1,837,255	[1]				1,837,500
Issuance of ordinary shares to nonemployees in connection with 2020 Share Incentive Plan (in Shares)			2,450,000	[1]
Effect of a modification of the existing warrants as debt issuance costs (ASU 2021-04)								1,330,271	[1]				1,330,271
Conversion of May 2022 Convertible Debenture and the payment of make-whole interest by shares			$ 319	[1]				1,074,569	[1]				$ 1,074,888
Conversion of May 2022 Convertible Debenture and the payment of make-whole interest by shares (in Shares)			3,194,885	[1]									3,194,885
Contribution from noncontrolling shareholder												1,713,775	$ 1,713,775
Net income (loss)										(31,563,283)		(2,411,158)	(33,974,441)
Other comprehensive income (loss)											(245,681)		(245,681)
Balance at Dec. 31, 2022			$ 4,876	[1]		$ 984	[1]	$ 63,660,939	[1]	$ (34,492,863)	$ (303,213)	$ (1,458,058)	$ 27,412,665
Balance (in Shares) at Dec. 31, 2022			48,761,596	[1]		9,843,096	[1]

[1]	Par value of ordinary shares, additional paid-in capital and share data have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 1
[2]	As a result of the restatement the reverse recapitalization has been reduced by the fair value of approximately $2.2 million of Public Warrants and Private Warrants as a liability as of June 16, 2020 that is discussed in Note 1